Eaton Vance

California Municipal Bond Fund

June 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 167.9%

Security	Principal Amount (000’s omitted)	Value
Education — 13.1%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/43	$2,105	$2,485,038
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/48	3,000	3,518,610
California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,768,794
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,870,210
California State University, 5.00%, 11/1/41(1)	9,550	11,404,515
University of California, 5.00%, 5/15/46(1)	12,050	14,289,492

		$41,336,659

Electric Utilities — 0.8%
Los Angeles Department of Water and Power, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$2,472,100

		$2,472,100

Escrowed/Prerefunded — 21.4%
California Educational Facilities Authority, (Harvey Mudd College), Prerefunded to 12/1/21, 5.25%, 12/1/31	$645	$690,485
California Educational Facilities Authority, (Harvey Mudd College), Prerefunded to 12/1/21, 5.25%, 12/1/36	1,100	1,177,572
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	390	417,901
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	375	401,828
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/31	1,385	1,465,967
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.00%, 10/1/35	945	1,000,245
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/26	2,270	2,409,764
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/27	2,820	2,993,627
California Municipal Finance Authority, (University of San Diego), Prerefunded to 10/1/21, 5.25%, 10/1/28	2,970	3,152,863
California Statewide Communities Development Authority, (Cottage Health System), Prerefunded to 11/1/20, 5.25%, 11/1/30	1,000	1,016,710
Contra Costa Community College District, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	11,160,532
Foothill-De Anza Community College District, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	10,517,800
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	2,095	2,203,479
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	3,000	3,155,340
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	1,690	1,848,049

Security	Principal Amount (000’s omitted)	Value
San Jose-Evergreen Community College District, (Election of 2010), Prerefunded to 8/1/22, 5.00%, 8/1/37(1)	$4,975	$5,453,048
Torrance Unified School District, (Election of 2008), Prerefunded to 8/1/23, 5.00%, 8/1/35	7,500	8,585,025
Ventura County Community College District, Prerefunded to 8/1/25, 5.00%, 8/1/30(1)	8,000	9,862,560

		$67,512,795

General Obligations — 51.0%
Alameda City Unified School District, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$2,034,321
Berryessa Union School District, (Election of 2014), 5.00%, 8/1/40(1)	7,450	8,976,952
Brisbane School District, (Election of 2020), 3.00%, 8/1/49	1,760	1,812,519
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	6,900	7,472,838
Cabrillo Unified School District, (Election of 2018), 5.00%, 8/1/48	5,000	5,995,450
California, 4.00%, 3/1/46(1)	8,000	9,424,240
California, 5.50%, 11/1/35	5,900	5,994,046
Campbell Union High School District, (Election of 2016), 5.00%, 8/1/36(1)	11,250	13,812,075
Chino Valley Unified School District, (Election of 2016), 5.00%, 8/1/55(1)	10,000	12,703,200
Desert Community College District, 5.00%, 8/1/36(1)	7,500	9,053,400
El Camino Community College District, (Election of 2012), 5.00%, 8/1/48(1)	10,000	12,337,900
La Canada Unified School District, (Election of 2017), 5.00%, 8/1/47(1)	3,375	4,149,158
Long Beach Unified School District, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,818,015
Old Adobe Union School District, (Election of 2018), 5.00%, 8/1/48	3,415	4,114,665
Oxnard Union High School District, (Election of 2018), 5.00%, 8/1/42(1)	3,000	3,630,180
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,610	1,615,377
Palomar Community College District, 5.00%, 8/1/44(1)	10,000	11,805,900
Redding School District, (Election of 2018), 5.00%, 8/1/48	2,645	3,171,593
San Bernardino Community College District, Prerefunded to 8/1/23, 4.00%, 8/1/27(1)	5,775	6,424,052
San Bruno Park School District, (Election of 2018), 5.00%, 8/1/48	2,500	2,997,725
San Diego Unified School District, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,855,600
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	12,000	13,667,400
Santa Monica Community College District, (Election of 2008), 5.00%, 8/1/44(1)	7,500	8,616,975
Santa Rosa High School District, (Election of 2014), 5.00%, 8/1/41	3,495	4,235,975

		$160,719,556

Hospital — 18.1%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$5,000	$5,372,850
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,790,058
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	562,447
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	5,000	5,612,300
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	2,130	2,308,813
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	3,040	3,282,774
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	5,080	5,612,333
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,622,355
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	3,000	3,522,870
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	8,000	9,394,320
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,232,000
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	1,250	1,494,913
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47	8,445	10,099,629

		$56,907,662

Housing — 1.7%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$5,425,650

		$5,425,650

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 3.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$4,875	$4,988,782
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,496,320

		$9,485,102

Insured-Escrowed/Prerefunded — 1.0%
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	$3,130	$3,129,124

		$3,129,124

Insured-General Obligations — 18.5%
Anderson Valley Unified School District, (AGM), 3.00%, 8/1/35	$500	$547,020
Bellevue Union School District, (Election of 2020), (AGM), 3.125%, 8/1/44	400	415,616
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	4,135	4,104,732
Coalinga-Huron Recreation and Park District, (Election of 2016), (BAM), 3.00%, 8/1/50	750	754,658
Coalinga-Huron Recreation and Park District, (Election of 2016), (BAM), 4.00%, 8/1/53	1,525	1,695,769
Cotati-Rohnert Park Unified School District, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	4,223,870
Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/45	2,440	2,924,194
Garvey School District, (Election of 2016), (AGM), 5.00%, 8/1/48	1,610	1,924,336
Grass Valley School District, (Election of 2018), (BAM), 5.00%, 8/1/45	3,000	3,595,320
McFarland Unified School District, (Election of 2020), (BAM), 3.00%, 11/1/49	750	754,890
Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/42	1,145	1,369,283
Mountain View School District, (Election of 2016), (BAM), 5.00%, 8/1/45	1,520	1,811,916
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	2,272,055
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	4,898,750
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	5,607,480
San Mateo County Community College District, (NPFG), 0.00%, 9/1/22	4,840	4,790,051
San Mateo County Community College District, (NPFG), 0.00%, 9/1/23	4,365	4,283,374
San Mateo County Community College District, (NPFG), 0.00%, 9/1/25	3,955	3,753,730
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	5,217,992
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	3,165,632

		$58,110,668

Insured-Transportation — 0.9%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,972,605

		$2,972,605

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$3,045	$3,393,713

		$3,393,713

Special Tax Revenue — 12.1%
Jurupa Public Financing Authority, 5.00%, 9/1/30	$625	$718,750
Jurupa Public Financing Authority, 5.00%, 9/1/32	625	710,031
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	12,646,450
Riverside County Transportation Commission, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	7,190,857
San Bernardino County Transportation Authority, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	11,832,688
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	4,560	4,986,451

		$38,085,227

Transportation — 7.2%
Long Beach, Harbor Revenue, 5.00%, 5/15/42(1)	$7,500	$8,683,050

Security	Principal Amount (000’s omitted)	Value
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	$3,370	$3,406,227
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,825	2,834,125
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	6,026,700
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,793,575

		$22,743,677

Water and Sewer — 18.0%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	$5,725	$6,196,511
Eastern Municipal Water District Financing Authority, 5.25%, 7/1/42(1)	9,000	11,199,150
Los Angeles Department of Water and Power, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,547,700
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	8,379,975
Orange County Sanitation District, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,737,700
Rancho California Water District Financing Authority, 5.00%, 8/1/46(1)	2,500	2,997,725
San Francisco City and County Public Utilities Commission, Water Revenue, Green Bonds, 5.00%, 11/1/45(1)	4,000	4,630,480

		$56,689,241

Total Tax-Exempt Municipal Securities — 167.9% (identified cost $488,954,010)		$528,983,779

Taxable Municipal Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Education — 0.6%
California State University, 3.065%, 11/1/42	$1,815	$1,907,982

		$1,907,982

Insured-General Obligations — 0.2%
Pajaro Valley Unified School District, (BAM), 3.23%, 8/1/40	$500	$519,790

		$519,790

Total Taxable Municipal Securities — 0.8% (identified cost $2,315,000)		$2,427,772

Total Investments — 168.7% (identified cost $491,269,010)		$531,411,551

Other Assets, Less Liabilities — (68.7)%		$(216,393,356)

Net Assets — 100.0%		$315,018,195

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2020, 14.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 8.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$528,983,779	$—	$528,983,779
Taxable Municipal Securities	—	2,427,772	—	2,427,772
Total Investments	$—	$531,411,551	$—	$531,411,551

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.